Derivatives Recognized as Hedging Instruments - Summary of Financial Instruments Recognized as Hedging Instruments at Fair Value Though Other Comprehensive Income (Detail) - Cash Flow Hedges [member] - USD ($)
$ in Thousands
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of information about credit exposures designated as measured at fair value through profit or loss [line items]
Financial instruments at fair value though other comprehensive income	$ 536	$ 7,456
Financial Liabilities At Fair Value Through Other Comprehensive Income	1,241
Fuel Price [member]
Disclosure of information about credit exposures designated as measured at fair value through profit or loss [line items]
Financial instruments at fair value though other comprehensive income	525	2,566
Interest Rate [member]
Disclosure of information about credit exposures designated as measured at fair value through profit or loss [line items]
Financial instruments at fair value though other comprehensive income	11	$ 4,890
Financial Liabilities At Fair Value Through Other Comprehensive Income	$ 1,241